Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Future Minimum Lease Payment	The future minimum lease payments for the next five years and thereafter are as follows:

2019	$1,253
2020	1,039
2021	1,052
2022	841
2023	618
Thereafter	261

$5,064